MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
MARKETABLE SECURITIES
7.	MARKETABLE SECURITES

The carrying value of marketable securities is based on the estimated fair value of the common shares and warrants, respectively determined using published closing share prices and the Black-Scholes option pricing model, or other available information if published share prices are not available. Subscription receipts are valued at cost.

	Subscription
	Receipts	Common Shares	Warrants	Total
Balance, January 1, 2024	$2,000,000	$14,698,546	$337,144	$17,035,690
Acquired during the period	—	2,627,665	519,625	3,147,290
Common shares of Jaguar Uranium received from disposal of Argentina assets (Note 6a)	—	13,727,000	—	13,727,000
Subscription receipts converted to common shares	(2,000,000)	2,000,000	—	—
Change in fair value recorded in Other comprehensive income	—	(2,413,215)	(315,698)	(2,728,913)
Balance, December 31, 2024	$—	$30,639,996	$541,071	$31,181,067
Acquired during the period	—	1,979,432	690,992	2,670,424
Common shares of Purepoint Uranium received from exercise of put option (Note 6c)	—	1,060,000	—	1,060,000
Common shares of Future Fuels received from sale of Mountain Lake (Note 6d)	—	10,875,000	—	10,875,000
Common shares of Royal Uranium received from sale of Royalty Assets (Note 6e)	—	2,800,000	—	2,800,000
Common shares and warrants of Premier American Uranium in exchange for IsoEnergy common shares (Note 14)	—	1,118,111	102,889	1,221,000
Change in fair value recorded in Other comprehensive income	—	2,608,573	1,035,491	3,644,064
Balance, December 31, 2025	$—	$51,081,112	$2,370,443	$53,451,555

7.	MARKETABLE SECURITES (continued)

On December 31, 2025, marketable securities consisted of the following securities:

	Common Shares	Warrants
NexGen	279,791	—
Premier American Uranium Inc.	6,381,601	2,876,335
Atha Energy Corp.	11,461,281	1,717,144
Jaguar Uranium	2,000,000	—
Toro Energy	6,000,000	—
Purepoint Uranium	9,864,980	5,864,980
Future Fuels	15,675,000	675,000
Royal Uranium	8,000,000	—
Verdera Energy Corp.	300,000	—
Biondi Ventures Inc.	2,500,000	—

On May 7, 2024, the Company subscribed to 335,417 subscription receipts of Premier American Uranium Inc. (“Premier American Uranium”) (the “PUR Subscription Receipts”) at a price of $2.45 per PUR Subscription Receipt for total consideration of $821,771, which were converted to 335,417 common shares and 167,708 common share purchase warrants of Premier American Uranium on June 27, 2024.

On December 29, 2025, the Company purchased 2,135,760 common shares and 2,708,627 common share purchase warrants of Premier American Uranium from an unrelated third-party shareholder of Premier American Uranium. In exchange, the Company issued 100,000 common shares valued at $1,221,000 based on the closing share price of the Company on the settlement date of the transaction.

On December 28, 2023, the Company subscribed to 2,000,000 subscription receipts of Atha Energy Corp. (“Atha Energy”) (the “Atha Subscription Receipts”) at a price of $1.00 per Atha Subscription Receipt. On March 8, 2024, in connection with completion of Atha Energy’s acquisition of Latitude Uranium, the Atha Subscription Receipts were converted into 2,000,000 shares of Atha Energy and the Company’s 5,907,600 shares of Latitude Uranium were exchanged for 1,635,814 shares of Atha Energy. The 2,857,150 Latitude Uranium warrants can be exercised to acquire 791,144 Atha Energy shares at a price per Atha Energy share of $1.8058.

On April 19, 2024, Atha Energy completed the acquisition of 92 Energy Ltd. (“92 Energy”) and the Company’s 10,755,000 92 Energy shares were exchanged for 6,274,467 Atha Energy shares.

On April 22, 2025, the Company subscribed to 625,000 Atha Energy shares for $250,000.

On September 18, 2025, the Company purchased 926,000 special warrants of Atha Energy (the “Atha Special Warrants”) at a price of $0.54 per unit for total consideration of $500,040. The Atha Special Warrants, which were not refundable, converted into units consisting of one common share and one common share purchase warrant after the British Columbia Securities Commission qualified a short form prospectus distribution filed by Atha Energy.

On July 19, 2024, the Company received 2,000,000 common shares of Jaguar Uranium (the “Jaguar Uranium Shares”) following the completion of the sale of its Argentina assets (Note 6a). The Company recorded an initial investment of $13,727,000 (US$10,000,000) for the Jaguar Uranium Shares. The Company requires consent from Jaguar Uranium should the Company trade or otherwise transfer the Jaguar Uranium Shares prior to Jagar Uranium completing a public listing.

On October 2, 2024, the Company purchased 6,000,000 common shares of Toro Energy at a price of AUD$0.24 per common share.

7.	MARKETABLE SECURITES (continued)

On November 22, 2024, in connection with the Purepoint Financing (Note 6c), the Company purchased 3,333,334 units of Purepoint Uranium (“Purepoint Unit”). Each Purepoint Unit consists of one common share and one common share purchase warrant purchased at a price of $0.30 per unit for total consideration of $1,000,000. The Company received another 4,000,000 common shares of Purepoint Uranium at a price of $0.265 per common share on January 14, 2025 as a result of the Company exercising its Put Option in the Joint Venture Agreement (Note 6c).

On September 5, 2025, the Company purchased 2,531,646 units of Purepoint Uranium, with each unit consisting of one common share and one common share purchase warrant at a price of $0.395 per unit for total consideration of $1,000,183.

On February 14, 2025, the Company received 12,500,000 common shares of Future Fuels from the sale of the Mountain Lake property. The Company recorded an initial investment of $8,625,000 based on the share price of Future Fuels on the sale date. On October 3, 2025, the Company received the 2,500,000 Deferred Future Fuels Shares pursuant to the sale of the Mountain Lake property (Note 6d).

On August 20, 2025, the Company purchased 675,000 units of Future Fuels, with each unit consisting of one common share and one common share purchase warrant at a price of $0.40 per unit for total consideration of $270,100.

On May 15, 2025, the Company received 8,000,000 common shares of Royal Uranium from the sale of the Royalty Assets. The Company recorded an initial investment of $2,800,000 based on its fair value (Note 6e).

On August 21, 2025, the Company purchased 300,000 common shares of Verdera Energy Corp. (“Verdera Energy”), a privately held company, at a price of $0.50 per share.

On November 5, 2025, the Company purchased 2,500,000 common shares of Biondi Ventures Inc., a privately held company, at a price of $0.20 per share.

Subsequent to December 31, 2025, the Company purchased approximately $3.9 million of marketable securities. The following weighted average assumptions were used to estimate the fair value of the warrants:

	December 31, 2025
	Purepoint	Premier American
	Uranium	Uranium	Atha Energy	Future Fuels
Expected stock price volatility	127.97%	95.85%	101.44%	144.81%
Expected life of warrants (years)	1.8	0.9	1.6	1.6
Risk free interest rate	2.55%	2.55%	2.55%	2.55%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share price	$0.44	$0.70	$0.61	$0.70
Exercise price	$0.44	$2.52	$1.18	$0.60
Fair value per warrant	$0.27	$0.05	$0.18	$0.48

7.	MARKETABLE SECURITIES (continued)

	December 31, 2024
	Purepoint Uranium	Premier American Uranium	Atha Energy
Expected stock price volatility	122.76%	96.37%	82.20%
Expected life of warrants (years)	2.9	1.4	1.3
Risk free interest rate	2.92%	2.92%	2.92%
Expected dividend yield	0.00%	0.00%	0.00%
Share price	$0.22	$1.44	$0.56
Exercise price	$0.40	$3.50	$1.81
Fair value per warrant	$0.14	$0.29	$0.05